Consolidated Statements of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of changes in equity [abstract]
Number of shares in escrow	723,255	2,822,512
Number of shares released from escrow (in shares)	(2,099,257)	238,044